Fair Value, Assets and Liabilities, Valuation Techniques - Recurring Basis (Details) - Fair value, recurring [Member] $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / loan	Dec. 31, 2021 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 4,220	$ 15,895
Fair Value Disclosures, Textual [Abstract]
Total assets prior to derivative netting	320,600	380,249
Total liabilities prior to derivative netting	(103,562)	(66,641)
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	9,767	8,963
Total Consumer [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	9,310	6,920
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	793	1,033
Insignificant Level 3 assets, net of liabilities	29	9
Assets, fair value disclosure, net of liabilities	6,769	16,993
Fair Value Disclosures, Textual [Abstract]
Total assets prior to derivative netting	11,482	19,583
Total liabilities prior to derivative netting	(4,713)	(2,590)
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	157	136
Loans held for sale	$ 793	1,033
Fair value, inputs, level 3 [Member] | Valuation technique, vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities		$ 11
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.027	0.004
Loans held for sale, measurement input	0.029	0.016
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.125	0.125
Loans held for sale, measurement input	0.134	0.119
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.064	0.055
Loans held for sale, measurement input	0.095	0.051
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 185	$ 280
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	(0.336)	(0.302)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	0.141	0.192
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	(0.048)	(0.046)
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.000	0.000
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.250	0.292
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.007	0.012
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.000	0.000
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.536	0.469
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.157	0.154
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.035	0.075
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.142	0.182
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.107	0.131
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available-for-sale debt securities	$ 119
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	1.1
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	7.4
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Trading and available-for-sale debt securities, measurement input	4.0
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 17	$ 8,906
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		$ 8,906
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.216)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.077)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member] | Valuation, market comparable pricing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(0.155)
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (2,411)
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.032
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.049
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.042
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (63)	$ 87
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.004	0.000
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.050	0.050
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, default rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.023	0.021
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, loss severity [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.500	0.500
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.028	0.028
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.220	0.220
Fair value, inputs, level 3 [Member] | Interest rate contracts [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.187	0.187
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (108)	$ 40
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.010	0.010
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, fall-out factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.410	0.168
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.00093)	(0.00748)
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.01410	0.01460
Fair value, inputs, level 3 [Member] | Derivative loan commitments [Member] | Measurement input, initial-value servicing [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.00115	0.00509
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (1,000)	$ 253
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Valuation technique, option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and (liabilities)	$ (242)	$ (682)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	6 months	6 months
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	1 year 6 months	2 years
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, weighted average life [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), term of contract	9 months 18 days	1 year 1 month 6 days
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.122)	(0.102)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.000	0.000
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, conversion factor [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.099)	(0.097)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	(0.770)	(0.770)
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.990	0.990
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, correlation factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.495	0.232
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Minimum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.065	0.065
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Maximum [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.965	0.720
Fair value, inputs, level 3 [Member] | Equity contracts [Member] | Measurement input, volatility factor [Member] | Weighted average [Member] | Valuation technique, option model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Net derivative assets and (liabilities), measurement input	0.373	0.291
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 9,310	$ 6,920
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 9,310	$ 6,920
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.087	0.058
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.141	0.088
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, discount rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.091	0.064
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	52	54
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	550	585
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, cost to service per loan [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	102	106
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.081	0.125
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.219	0.211
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Measurement input, prepayment rate [Member] | Weighted average [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.094	0.147
Fair value, inputs, level 3 [Member] | Non modified loans [Member] | Measurement input, cost to service per loan [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	52	54
Fair value, inputs, level 3 [Member] | Non modified loans [Member] | Measurement input, cost to service per loan [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	178	199